Retirement, Postretirement And Other Benefit Plans (Weighted Average Assumptions Used In Measurement Of Benefit Obligations) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.97%	3.74%
Rate of compensation increases		0.09%
Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.99%	3.74%	4.50%	3.75%
Health care cost trend rate, Pre-65	6.70%	7.20%
Health care cost trend rate, Post-65	8.20%	7.30%
Ultimate health care cost trend rate	4.50%	4.50%
Year ultimate reached	2037	2029